Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
Components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Accrued marketing and customer service expenses (1)	253,118	87,071
Payable related to mutual aid plans and medical crowdfunding (2)	43,636	121,561
Payroll and welfare payable	118,691	184,903
Tax payable	13,537	22,020
Payable related to services fee	46,884	43,889
Share-based compensation liabilities	58,213	—
Advance from customer (3)	15,301	—
Others	46,226	39,308

Total	595,606	498,752